Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - Disaggregation of Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue
Revenue from medical devices-US		$ 9,181,274	$ 6,000,000
Revenue from medical devices-PRC	2,416,797	4,005,251
Total revenues	2,416,797	13,186,525	6,000,000
Tax and surcharges	2,459	4,964
Net Revenues	$ 2,414,338	$ 13,181,561	$ 6,000,000